LAND USE RIGHTS AND LEASEHOLD LAND - Operating leases prepayments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating leases prepayments
As at January 1,		¥ 3,346,008
Additions		285,167	¥ 344,099
Acquisition of a subsidiary		188
Disposals		(11,168)	(6,827)
Disposal of subsidiaries		(562)
Amortization		(276,877)	(243,771)	¥ (255,098)
As at December 31,	$ 571,827	3,720,478	3,346,008
Land use right
Operating leases prepayments
As at January 1,		3,346,008	3,471,604
Additions		59,215	20,963
Acquisition of a subsidiary		31,833
Transfer from property, plant and equipment (note 6)		396,398	156,752
Disposals		(6,712)	(12,826)
Disposal of subsidiaries		(3,294)
Transfer to investment properties (note 7)		(6,896)	(190,761)
Amortization		(96,074)	(99,724)	(104,000)
As at December 31,		¥ 3,720,478	¥ 3,346,008	¥ 3,471,604